Operating segments - Summary of capital expenditure within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Capital expenditure	$ 6,144	$ 5,439	$ 4,844
Sales of property, plant and equipment and intangible assets	45	49	586
Capital expenditure per cash flow statement	6,189	5,488	5,430
Other Operations
Disclosure of operating segments [Line Items]
Capital expenditure	2	(4)	12
Product group
Disclosure of operating segments [Line Items]
Capital expenditure	6,320	5,831	5,279
Other items
Disclosure of operating segments [Line Items]
Capital expenditure	79	64	65
Capital expenditure of equity accounted units
Disclosure of operating segments [Line Items]
Capital expenditure	(255)	(456)	(500)
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Capital expenditure	6,318	5,835	5,267
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Capital expenditure	2,941	1,741	1,302
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Capital expenditure	1,085	1,456	1,373
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Capital expenditure	1,864	2,087	2,150
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Capital expenditure	$ 428	$ 551	442
Kitimat
Disclosure of operating segments [Line Items]
Sales of property, plant and equipment and intangible assets			$ 508